Earnings (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share

16. Earnings (Loss) Per Share

Following is the computation of earnings (loss) per basic and diluted share:

	Three months ended
	March 31,
	2023	2022
Numerator:
Net loss	$(10,180,020)	$(3,504,002)
Net loss attributable to common stockholders	$(10,180,020)	$(3,504,002)
Denominator:
Weighted average shares used to compute basic and diluted EPS	39,765,361	9,669,217

Basic and diluted earnings (loss) per share	$(0.26)	$(0.36)

Anti-dilutive securities excluded from shares outstanding:
Stock options	3,472,129	4,005,717
Restricted and performance stock units	3,169,269	-
Warrants	18,722,425	-
Earnout shares	7,499,993	-
Convertible debt	-	5,299,546
Debentures	2,922,425	-
Total	35,786,241	9,305,263

14. Earnings (Loss) Per Share

Following is the computation of earnings (loss) per basic and diluted share:

	Year Ended December 31,
	2022	2021
Numerator:
Net loss	$(28,260,571)	$(15,127,629)
Less: deemed dividend for Earnout Shares	(4,957,366)	—
Net loss attributable to common stockholders	$(33,217,937)	$(15,127,629)
Denominator:
Weighted average shares used to compute basic and diluted EPS	18,982,139	9,637,962

Basic and diluted earnings (loss) per share	$(1.75)	$(1.57)

Anti-dilutive securities excluded from shares outstanding:
Stock options	3,506,184	3,949,158
Restricted and performance stock units	3,134,677	—
Warrants	18,722,425	—
Earnout shares	7,499,993	—
Debentures	2,922,425	—
Total	35,785,704	3,949,158